Summary of Right-of-Use-Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance, January 1, 2019	$ 0
Transition adjustments	73,464
Additions	1,947
Derecognition	(29)
Depreciation	(8,458)
Lease remeasurements	163
Effect of foreign currency exchange differences	(945)
Balance, December 31, 2019	66,142
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance, January 1, 2019	0
Transition adjustments	58,635
Additions	0
Derecognition	(29)
Depreciation	(4,055)
Lease remeasurements	163
Effect of foreign currency exchange differences	(688)
Balance, December 31, 2019	54,026
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance, January 1, 2019	0
Transition adjustments	14,829
Additions	1,947
Derecognition	0
Depreciation	(4,403)
Lease remeasurements	0
Effect of foreign currency exchange differences	(257)
Balance, December 31, 2019	$ 12,116